United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—33.3%
		Basic Industry - Chemicals—0.5%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,770,991
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	578,571
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,416,860
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,331,958
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,229,099
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,016,428
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,058,143
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	7,173,795
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,574,915
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,540,627
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,023,856
		TOTAL	38,715,243
		Basic Industry - Metals & Mining—1.8%
650,000		Alcan, Inc., 5.00%, 6/1/2015	707,973
500,000		Alcoa, Inc., 5.87%, 2/23/2022	532,640
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,553,896
5,140,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	5,412,297
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	978,364
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,233,197
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,684,395
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,282,622
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,619,896
2,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	2,533,965
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,346,930
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,582,802
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,154,310
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,504,135
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,518,215
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,834,567
1,715,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	2,129,987
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,706,809
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,565,389
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,323,029
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,397,572
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	444,640
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,270,800
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,315,991
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,942,662
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,550,582
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,565,457
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,992,745
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	7,888,416
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,868,068
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,547,134
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,213,794

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$8,849,166
		TOTAL	137,052,445
		Basic Industry - Paper—0.4%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	9,413,280
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,493,495
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,401,797
228,000		Westvaco Corp., 7.65%, 3/15/2027	261,572
1,650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,886,023
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,584,507
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	4,997,688
		TOTAL	27,038,362
		Capital Goods - Aerospace & Defense—0.1%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	653,901
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,494,125
1,000,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	1,099,000
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,510,692
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,029,544
		TOTAL	8,787,262
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	502,174
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,241,264
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,510,717
		TOTAL	25,254,155
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,699,460
500,000		Caterpillar Financial Services Corp., Series MTN, 6.125%, 2/17/2014	527,568
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,205,976
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	82,110
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	506,442
		TOTAL	13,021,556
		Capital Goods - Diversified Manufacturing—0.7%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,199,795
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,215,352
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,346,420
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,924,078
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,531,650
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,782,777
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,231,001
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,566,626
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,119,030
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	10,277,702
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,763,980
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,674,400
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,693,774
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,799,506
		TOTAL	49,126,091
		Capital Goods - Environmental—0.1%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,469,614

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Environmental—continued
$900,000		Waste Management, Inc., 7.375%, 3/11/2019	$1,144,018
		TOTAL	8,613,632
		Capital Goods - Packaging—0.1%
1,430,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,475,165
1,810,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,947,743
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,022,272
		TOTAL	7,445,180
		Communications - Media & Cable—0.4%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	182,405
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,145,475
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	2,015,120
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,103,110
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,386,838
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,092,055
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,501,104
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,638,475
		TOTAL	33,064,582
		Communications - Media Noncable—0.6%
2,125,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,442,388
9,946,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	10,754,113
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,321,606
820,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	825,622
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	280,965
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,631,533
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	776,686
5,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	5,103,920
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,439,464
6,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	6,515,001
		TOTAL	47,091,298
		Communications - Telecom Wireless—0.6%
5,430,000		AT&T, Wireless Services, Inc., 8.75%, 3/1/2031	8,507,930
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,795,916
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,774,441
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,418,801
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	10,321,128
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,680,963
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,458,164
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	3,031,907
		TOTAL	43,989,250
		Communications - Telecom Wirelines—0.8%
500,000		AT&T, Inc., 5.60%, 5/15/2018	597,256
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,742,528
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,529,680
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	15,796,657
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,545,749
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,763,591
296,000		Pacific Bell, Deb., 6.625%, 10/15/2034	308,114
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,237,500
3,900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	4,924,507

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wirelines—continued
$5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	$5,538,659
9,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	11,826,366
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,824,020
		TOTAL	61,634,627
		Consumer Cyclical - Automotive—1.8%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,464,774
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,675,150
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,222,315
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,838,635
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	35,862,826
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,723,797
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,823,134
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,263,188
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,769,434
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,389,948
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,076,227
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,061,240
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,472,268
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,373,268
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	10,207,787
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,071,293
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	10,064,258
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,046,938
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,402,556
		TOTAL	136,809,036
		Consumer Cyclical - Entertainment—0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	14,111,059
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,722,196
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,999,752
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,348,946
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,512,147
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,413,376
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,215,126
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,736,462
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,880,102
		TOTAL	45,939,166
		Consumer Cyclical - Lodging—0.3%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,624,750
8,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	8,421,160
6,770,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	7,092,983
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,529,304
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	8,012
		TOTAL	25,676,209
		Consumer Cyclical - Retailers—0.2%
2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	2,544,861
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	1,953,600
555,121	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	628,345
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	6,094,299

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—continued
$2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	$2,812,814
		TOTAL	14,033,919
		Consumer Cyclical - Services—0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,668,155
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	7,128,464
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,829,175
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,158,248
		TOTAL	16,784,042
		Consumer Non-Cyclical - Food/Beverage—1.0%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	408,856
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,217,270
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,265,740
4,480,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	5,594,198
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,645,164
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,291,810
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,538,217
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,006,758
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,880,311
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	628,886
2,145,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,152,600
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	6,096,325
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,473,262
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	9,307,843
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	8,154,228
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	201,428
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	269,675
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,654,570
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,564,975
2,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	3,053,039
		TOTAL	78,405,155
		Consumer Non-Cyclical - Health Care—0.2%
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,568,481
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,048,814
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,500,000
6,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,078,866
		TOTAL	17,196,161
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,527,236
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,928,162
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,079,850
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,901,458
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,430,646
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	597,993
6,758,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,402,132
5,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	7,222,281
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	819,486
3,000,000		Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,414,108
		TOTAL	43,323,352

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Products—0.2%
$830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	$878,670
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,372,011
250,000		Kimberly-Clark Corp., 6.875%, 2/15/2014	264,910
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,409,923
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	503,661
2,190,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,190,000
		TOTAL	11,619,175
		Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,234,440
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,799,281
		TOTAL	8,033,721
		Consumer Non-Cyclical - Tobacco—0.2%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,704,571
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,702,728
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,730,462
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,358,980
		TOTAL	14,496,741
		Energy - Independent—0.7%
1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,943,948
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,540,617
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,805,387
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,924,625
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,655,500
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,876,000
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	16,370,480
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,388,368
4,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	6,450,274
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	916,229
		TOTAL	49,871,428
		Energy - Integrated—1.0%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,638,627
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,678,363
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,348,236
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,131,804
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,736
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,971,356
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,794,344
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,513,373
3,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,475,447
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,128,242
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,319,030
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,304,023
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	9,539,269
4,835,000		Phillips 66, Sr. Unsecd. Note, Series WI, 1.95%, 3/5/2015	4,943,841
3,830,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	4,229,546
500,000		Shell International Finance B.V., 4.30%, 9/22/2019	580,088
		TOTAL	71,742,325
		Energy - Oil Field Services—0.4%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,773,159

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	$2,228,387
1,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,172,401
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,321,510
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,797,883
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	2,351,995
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,191,699
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,343,084
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,019,849
		TOTAL	29,199,967
		Energy - Refining—0.1%
500,000		Sunoco, Inc., 5.75%, 1/15/2017	564,870
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,170,870
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,288,941
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	937,547
		TOTAL	9,962,228
		Financial Institution - Banking—6.0%
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,428,371
500,000		Bank of America Corp., 5.49%, 3/15/2019	563,072
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,278,335
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,340,519
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,317,392
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,391,764
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,559,089
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,774,100
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,233,397
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,951,078
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	573,951
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,487,500
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,026,437
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	20,257,572
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,117,915
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,473,392
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,905,779
5,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	5,858,397
1,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,405,091
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,171,140
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,070,218
23,250,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	23,881,726
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,066,161
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	526,153
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	3,175,732
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	345,872
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,532,703
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,022,632
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,219,555
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,343,087
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,376,981
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	562,027
5,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	5,978,294

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$500,000		Deutsche Bank Trust Corp., 7.50%, 11/15/2015	$555,107
500,000		Goldman Sachs Group, Inc., 5.625%, 1/15/2017	562,767
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,950,240
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,119,240
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,649,268
7,735,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,176,398
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	321,528
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,542,366
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	570,215
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,109,758
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,819,116
470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	552,540
16,600,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	17,288,668
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,552,678
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,461,457
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,108,048
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,759,402
15,010,000		JPMorgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	15,122,905
1,670,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,998,122
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	554,111
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,813,320
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,784,769
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,239,625
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,129,231
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	686,601
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	250,000
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,237,577
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	18,275,224
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,298,530
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	4,423,272
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,723,273
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	574,982
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,800,839
8,494,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	9,841,463
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	6,868,610
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,026,024
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	517,361
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	14,139,858
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,251,930
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,391,832
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,661,552
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,547,506
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.958%, 3/29/2049	420,625
6,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	6,768,188
669,308	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	486,466
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	9,091,127
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	841,447
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,571,997
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	565,863

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	$2,331,477
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,193,956
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,472,189
6,990,000		Wachovia Corp., 5.75%, 2/1/2018	8,351,799
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,456,339
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,599,873
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,345,859
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	11,002,508
		TOTAL	451,972,458
		Financial Institution - Brokerage—1.3%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,302,869
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	12,259,018
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,346,816
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,572,749
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,492,281
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,886,916
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,757,922
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,390,743
2,470,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.50%, 1/20/2043	2,595,335
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,650,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	11,317,393
2,550,000		Legg Mason, Inc., 5.50%, 5/21/2019	2,750,509
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	3,036,039
440,000		Nuveen Investments, 5.50%, 9/15/2015	429,000
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,754,857
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,498,451
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,598,213
		TOTAL	98,639,111
		Financial Institution - Finance Noncaptive—2.0%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,934,528
1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,653,577
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,426,890
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,157,360
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,512,072
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,071,046
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,680,958
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,616,276
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,654,660
3,975,000	[1,2]	Discover Financial Services, Series 144A, 3.85%, 11/21/2022	4,075,687
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,903,768
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,871,235
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	641,962
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,063,670
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	403,617
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,167,920
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	742,972
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,426,830
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,262,012
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,266,921

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	$594,500
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,234,314
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	764,872
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,279,932
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	11,791,800
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	220,167
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,190,649
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,632,500
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,329,016
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 4.54%, 12/21/2065	865,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,143,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,235,874
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	935,990
		TOTAL	151,752,075
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,826,169
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,419,844
		TOTAL	9,246,013
		Financial Institution - Insurance - Life—1.9%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	833,223
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,641,635
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,910,479
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,516,194
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,962,666
2,600,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	3,001,872
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,244,110
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	567,308
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,351,267
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,229,460
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,030,556
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	25,716,047
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,444,026
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,619,604
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,747,864
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,393,500
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,663,680
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	344,092
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	626,466
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,592,865
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,066,289
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,492,210
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,730,169
1,900,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,905,890
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,242,435
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	548,176
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,334,437
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	552,107
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,737,345
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	294,581

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	$2,508,359
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	390,388
		TOTAL	144,239,300
		Financial Institution - Insurance - P&C—0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,247,783
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	573,581
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,098,243
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,489,585
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	9,061,117
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,785,495
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,269,428
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	891,661
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,956,939
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,856,832
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,822,189
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,703,703
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,341,523
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,698,411
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,281,800
		TOTAL	68,078,290
		Financial Institution - REITs—0.8%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,404,498
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	2,955,180
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,246,528
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,645,678
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,343,312
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	996,613
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	328,115
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,701,866
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,319,746
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,895,639
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,841,645
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	5,318,117
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,560,614
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	5,079,014
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,326,857
		TOTAL	58,963,422
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	831,902
1,550,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,636,614
		TOTAL	2,468,516
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	5,091,778
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,299,015
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,042,072
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,266,598
		TOTAL	14,699,463
		Technology—1.6%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,814,294

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$3,040,166
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,502,909
4,700,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,745,576
6,010,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	6,850,733
3,460,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,570,270
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,871,808
500,000		Hewlett-Packard Co., 4.05%, 9/15/2022	498,860
8,440,000		Hewlett-Packard Co., 6.125%, 3/1/2014	8,867,748
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,160,981
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,350,335
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,900,830
6,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	6,169,692
3,590,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,748,226
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,425,630
135,000		IBM Corp., Deb., Series A, 7.50%, 6/15/2013	137,691
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,005,316
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,269,261
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,842,616
500,000		Motorola, Inc., 6.00%, 11/15/2017	585,405
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,969,940
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	605,978
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,014,866
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,192,539
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,817,900
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,056,228
3,005,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	3,085,086
2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,388,119
8,327,000		Xerox Corp., Sr. Unsecd. Note, 8.25%, 5/15/2014	9,024,761
		TOTAL	122,513,764
		Transportation - Airlines—0.4%
268,172		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	294,990
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	26,070,270
		TOTAL	26,365,260
		Transportation - Railroads—0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,009,258
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,930,705
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,252,247
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,415,719
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,678,302
		TOTAL	22,286,231
		Transportation - Services—0.4%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	251,769
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,449,737
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,123,090
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,878,709
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,104,385
9,830,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	10,393,534
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,302,420

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Services—continued
$2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	$2,667,118
		TOTAL	33,170,762
		Utility - Electric—1.8%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,087,637
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,121,521
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,545,042
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	970,417
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,792,017
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,810,295
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	475,482
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,034,146
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,633,702
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	495,068
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,386,580
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,677,780
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,117,491
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,920,895
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	291,798
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	618,779
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,974,835
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,609,051
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,038,436
2,950,000		FirstEnergy Corp., Sr. Unsecd. 2.750%, 3/15/2018	2,949,705
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,601,580
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,774,135
1,271,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,388,828
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,866,826
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,968,272
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,644,556
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,264,826
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,734,719
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,287,666
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,031,682
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	344,346
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,104,038
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,742,113
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,307,607
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	500,766
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	603,450
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	633,383
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,855,359
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,589,329
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,174,364
		TOTAL	132,968,522
		Utility - Natural Gas Distributor—0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,847,944
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,748,688
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,291,649
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,874,518

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Distributor—continued
$5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	$6,335,091
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,453,318
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,244,580
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,153,159
		TOTAL	37,948,947
		Utility - Natural Gas Pipelines—0.9%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	751,856
1,415,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	1,489,353
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,331,974
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,266,456
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	11,945,352
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,844,788
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,673,458
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	468,660
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,877,438
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,098,233
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,198,086
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,847,043
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,591,738
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,435,970
		TOTAL	64,820,405
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,264,921,208)	2,514,058,847
		Adjustable Rate Mortgages—0.0%
		Federal National Mortgage Association—0.0%
17,182		FNMA ARM 681769, 2.178%, 1/01/2033	18,121
		Government National Mortgage Association—0.0%
1,082		GNMA2 ARM 8717, 1.625%, 10/20/2025	1,120
2,488		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,634
		TOTAL	3,754
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,414)	21,875
		Asset-Backed Securities—0.1%
		Commercial Mortgage—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.616%, 11/25/2045	8,243,933
		Financial Institution—Finance Noncaptive—0.0%
210,165		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	164,150
		Home Equity Loan—0.0%
726	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	610
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,445,125)	8,408,693
		GOVERNMENT AGENCIES—3.8%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	674,743
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,035,183
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,200,478
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,520,498
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	45,980,370
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,622,563
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,654,166
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,329,754

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
$2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	$2,023,566
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,324,256
2,000,000		Federal Home Loan Bank System, Bond, 5.25%, 6/18/2014	2,130,781
1,000,000		Federal Home Loan Bank System, Bond, 5.375%, 5/15/2019	1,241,361
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	508,025
1,000,000	[4]	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	1,165,712
165,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	170,648,907
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,300,827
400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	401,716
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	40,547,924
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,051,875
1,000,000		Federal National Mortgage Association, 5.00%, 4/15/2015	1,099,359
4,500,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	4,512,356
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $280,831,598)	290,974,420
		FOREIGN Governments/Agencies—0.4%
		Sovereign—0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,789,125
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,492,000
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	4,997,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,392,893)	27,278,125
		U.S. Treasury—19.3%
		U.S. Treasury Bonds—2.1%
125,000,000		United States Treasury Bond, 2.750%, 8/15/2042	116,656,250
40,000,000		United States Treasury Bond, 3.000%, 5/15/2042	39,398,752
2,500,000		United States Treasury Bond, 3.500%, 2/15/2039	2,737,188
1,200,000		United States Treasury Bond, 4.250%, 5/15/2039	1,484,456
		TOTAL	160,276,646
		U.S. Treasury Notes—17.2%
250,000		United States Treasury Note, STRIP, 0.000%, 11/15/2022	207,914
300,000		United States Treasury Note, STRIP, 0.000%, 11/15/2026	210,842
250,000		United States Treasury Note, STRIP, 0.000%, 11/15/2041	97,028
25,000,000		United States Treasury Note, 0.625%, 9/30/2017	24,940,735
130,000,000		United States Treasury Note, 0.750%, 10/31/2017	130,330,135
50,000,000	[4]	United States Treasury Note, 0.875%, 1/31/2018	50,306,890
24,000,000	[4]	United States Treasury Note, 1.000%, 9/30/2019	23,776,519
200,000,000	[4]	United States Treasury Note, 1.250%, 10/31/2019	201,140,700
168,000,000		United States Treasury Note, 1.625%, 8/15/2022	165,355,378
225,000,000	[4]	United States Treasury Note, 1.625%, 11/15/2022	220,439,003
500,000		United States Treasury Note, 2.000%, 2/15/2022	512,639
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	10,142,444
500,000		United States Treasury Note, 4.125%, 5/15/2015	542,309
500,000		United States Treasury Note, 4.500%, 5/15/2017	581,336
1,000,000		United States Treasury Note, 4.750%, 5/15/2014	1,054,727
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,150,148
407,524,000		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	465,258,699
		TOTAL	1,296,047,446
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,431,605,338)	1,456,324,092

Principal Amount or Shares		Value
	Mortgage-Backed Securities—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
$40,465	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	$43,997
68,367	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	74,750
99,770	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	107,601
28,777	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	30,959
66,479	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	72,810
7,268	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	7,565
	TOTAL	337,682
	Federal National Mortgage Association—0.0%
22,272	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	26,022
61,256	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	68,745
4,276	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	4,619
24,366	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	24,988
189,687	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	206,452
170,627	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	184,336
123,028	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	134,017
	TOTAL	649,179
	Government National Mortgage Association—0.1%
10,579	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	12,240
7,774	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	8,839
7,168	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	8,318
16,683	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	18,971
20,775	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	22,914
20,404	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	23,207
474	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	531
7,380	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	8,586
1,762	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,014
20,250	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	23,186
13,157	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	15,164
13,676	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	15,771
125,982	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	140,003
89,075	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	98,997
27,450	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	30,578
132,937	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	148,084
152,735	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	170,138
199,273	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	219,364
85,700	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	94,327
74,319	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	82,788
208,628	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	229,629
15,005	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	17,486
985	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,152
2,120	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	2,433
532	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	623
2,739	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,214
133	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	157
138,451	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	157,318
3,770	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	4,373
2,731	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	3,100
28,297	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	33,402
77,195	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	89,961

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$89,360		Government National Mortgage Association, Pool 529127, 8.00%, 2/15/2030	$106,205
951		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,089
174,647		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	191,354
108,033		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	122,904
1,818,511		Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	2,018,405
97,867		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	107,279
47,560		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	54,774
87,445		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	95,910
		TOTAL	4,384,788
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,831,373)	5,371,649
		Collateralized Mortgage Obligations—2.4%
		Commercial Mortgage—2.2%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.881%, 2/10/2051	8,788,794
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	8,101,349
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	12,405,284
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,201,110
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,503,582
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,763,670
3,872,233		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	3,946,617
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	8,216,461
7,700,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.725%, 2/12/2049	8,556,460
8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	9,216,453
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.269%, 2/12/2051	7,246,234
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.094%, 12/12/2049	37,373,936
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,319,192
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.539%, 8/15/2039	546,719
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,829,282
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	21,022,371
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	4,043,510
		TOTAL	167,081,024
		Federal Home Loan Mortgage Corporation—0.1%
2,000,000		Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,252,125
1,000,000		Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	1,061,957
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	457,035
2,000,000		Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,265,118
		TOTAL	6,036,235
		Federal National Mortgage Association—0.0%
566,048		Federal National Mortgage Association REMIC 112 AN, 4.00%, 11/25/2018	592,153
8,453		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	9,507
4,634		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	5,367
2,000,000		Federal National Mortgage Association REMIC 96 QD, 5.50%, 12/25/2034	2,404,424
		TOTAL	3,011,451
		Government National Mortgage Association—0.1%
92,826		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	95,660
3,800,000		Government National Mortgage Association REMIC 11 QG, 5.00%, 2/16/2034	4,361,865
401,222		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	420,416
1,871,748		Government National Mortgage Association REMIC 27 PC, 5.50%, 3/20/2034	2,058,276
		TOTAL	6,936,217

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—0.0%
$1,674	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.860%, 1/28/2027	$1,472
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $166,252,740)	183,066,399
		MUNICIPAL BONDS—0.3%
		Municipal Services—0.3%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	12,714,362
9,470,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042	9,623,414
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $19,525,056)	22,337,776
		PREFERRED STOCKS—0.1%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	25,299
		Technology—0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,053,300
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,078,599
		MUTUAL FUNDS—39.9%[5]
4,634,181		Emerging Markets Fixed Income Core Fund	160,434,539
188,782,707		Federated Mortgage Core Portfolio	1,916,144,475
151,307,597	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	151,307,597
17,475,669		Federated Project and Trade Finance Core Fund	171,086,797
91,707,434		High Yield Bond Portfolio	616,273,959
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,852,346,915)	3,015,247,367
		Repurchase Agreement—5.5%
418,223,000		Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803 (purchased with proceeds from securities lending collateral). (AT COST)	418,223,000
		TOTAL INVESTMENTS—105.2% (IDENTIFIED COST $7,473,873,823)[7]	7,945,390,842
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[8]	(392,105,458)
		TOTAL NET ASSETS—100%	$7,553,285,384
At February 28, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs and Co.	J.P. Morgan Securities LLC	Unrealized Depreciation of Credit Default Swaps
Reference Entity	Series 19 Investment Grade CDX Index	Series 19 Investment Grade CDX Index	Series 19 High Yield CDX Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	1.00%	1.00%	5.00%
Expiration Date	12/20/2017	12/20/2017	12/20/2017
Implied Credit Spread at 2/28/2013[9]	0.90%	0.90%	0.90%
Notional Amount	$350,000,000	$250,000,000	$190,000,000
Market Value	$(1,949,465)	$(1,392,475)	$ (4,637,178)
Upfront Premiums Paid/(Received)	$577,281	$98,236	$(361,874)
Unrealized Appreciation/(Depreciation)	$(1,372,184)	$(1,294,239)	$(4,999,052)	$(7,665,475)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $592,500,000. This is based on amounts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $500,086,219, which represented 6.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $481,920,388, which represented 6.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$14,111,059
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,053,300
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.860%, 1/28/2027	2/4/1998	$10,691	$1,472
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$408,257,089	$418,223,000
5	Affiliated holdings.
6	7-Day net yield.
7	At February 28, 2013, the cost of investments for federal tax purposes was $7,473,840,554. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $471,550,288. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $498,959,660 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,409,372.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds[1]	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,513,572,381	$486,466	$2,514,058,847
Adjustable Rate Mortgages	—	21,875	—	21,875
Asset-Backed Securities	—	8,408,083	610	8,408,693
Government Agencies	—	290,974,420	—	290,974,420
Foreign Governments/Agencies	—	27,278,125	—	27,278,125
U.S. Treasury	—	1,456,324,092	—	1,456,324,092
Mortgage-Backed Securities	—	5,371,649	—	5,371,649
Collateralized Mortgage Obligations	—	183,064,927	1,472	183,066,399
Municipal Bonds	—	22,337,776	—	22,337,776
Equity Securities:
Preferred Stocks
Domestic	—	4,078,599[2]	—	4,078,599
Mutual Funds	2,844,160,570	171,086,797	—	3,015,247,367
Repurchase Agreement	—	418,223,000	—	418,223,000
TOTAL SECURITIES	$2,844,160,570	$5,100,741,724	$488,548	$7,945,390,842
OTHER FINANCIAL INSTRUMENTS[3]	$—	$(7,979,118)	$—	$(7,979,118)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $4,181,625 of a domestic preferred stock transferred from Level 3 to Level 2 because observable market data was obtained for securities. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler_

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013